Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Summary of Trade and Other Receivables

	2023 £m	2022 £m
Trade receivables, net of loss allowance	5,905	5,452
Accrued income	69	19
Prepayments	355	343
Interest receivable	2	2
Employee loans and advances	9	11
Other receivables	1,045	1,226
	7,385	7,053

Summary of Loss Allowance

Loss allowance - trade receivables	2023 £m	2022 £m
At 1 January	91	150
Exchange adjustments	(6)	9
Charge for the year	11	35
Transfer to assets held for sale	–	(60)
Subsequent recoveries of amounts provided for	(9)	(19)
Utilised	(2)	(24)
At 31 December	85	91